Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of revenue is disaggregated by major product

For the Three Months
Ended June 30, 2021
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$1,685,951	$39,212	$1,725,163
Equipment and Software	760,451	—	760,451
Managed Services	809,487	—	809,487
Nexxis VoIP Services	183,118	—	183,118
Other	50,030	—	50,030
Total Revenue	$3,489,037	$39,212	$3,528,249

For the Three Months
Ended June 30, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$1,340,437	$42,433	$1,382,870
Equipment and Software	247,187	—	247,187
Managed Services	219,392	—	219,392
Nexxis VoIP Services	153,887	—	153,887
Other	2,289	—	2,289
Total Revenue	$1,963,192	$42,433	$2,005,625

For the Three Months
Ended June 30,
Timing of revenue recognition	2021	2020
Products transferred at a point in time	$937,178	$247,187
Products and services transferred over time	2,591,071	1,758,438
Total Revenue	$3,528,249	$2,005,625

For the Six Months
Ended June 30, 2021
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$3,307,949	$69,787	$3,385,511
Equipment and Software	1,225,334	—	1,225,334
Managed Services	1,036,254	—	1,036,254
Nexxis VoIP Services	378,444	—	378,444
Other	77,265	—	77,265
Total Revenue	$6,025,246	$69,787	$6,102,940

For the Six Months
Ended June 30, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$2,689,558	$87,032	$2,776,590
Equipment and Software	575,928	—	575,928
Managed Services	439,867	—	439,867
Nexxis VoIP Services	307,084	—	307,084
Other	4,866	—	4,866
Total Revenue	$4,017,303	$87,032	$4,104,335

For the Six Months
Ended June 30,
Timing of revenue recognition	2021	2020
Products transferred at a point in time	$1,511,751	$575,928
Products and services transferred over time	4,591,189	3,528,407
Total Revenue	$6,102,940	$4,104,335

For the Year
Ended December 31, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$5,691,133	$115,237	$5,806,370
Equipment and Software	2,074,911	—	2,074,911
Managed Services	380,701	—	380,701
Professional Fees	362,375	—	362,375
Nexxis VoIP Services	696,576	—	696,576
Total Revenue	$9,205,696	$115,237	$9,320,933

For the Year
Ended December 31, 2019
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$5,223,868	$213,816	$5,437,684
Equipment and Software	1,784,658	—	1,784,658
Managed Services	365,767	—	365,767
Professional Fees	411,475	—	411,475
Nexxis VoIP Services	484,024	—	484,024
Total Revenue	$8,269,792	$213,816	$8,483,608

For the Year
Ended December 31,
Timing of revenue recognition	2020	2019
Products transferred at a point in time	$2,817,987	$2,196,133
Products and services transferred over time	6,502,946	6,287,475
Total Revenue	$9,320,933	$8,483,608

Schedule of Earning per share basic and dilute

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020

Net Income (Loss) Available to Common Shareholders	$114,313	$155,705	$77,529	$87,109

Weighted average number of common shares – basic	3,981,402	3,213,485	3,607,909	3,212,822
Dilutive securities Options	134,254	140,770	—	140,770
Warrants	3,333	3,333	3,333	3,333
Weighted average number of common shares – diluted	4,118,989	3,357,589	3,611,242	3,356,926

Earnings (Loss) per share, basic	$0.03	$0.05	$0.02	$0.03
Earnings (Loss) per share, diluted	$0.03	$0.05	$0.02	$0.03

	December 31,
	2020	2019
Net Income (Loss) Available to Common Shareholders	$55,339	$(54,452)

Weighted average number of common shares - basic	3,213,157	3,203,917
Dilutive securities
Options	149,520	—
Warrants	3,333	—
Weighted average number of common shares - diluted	3,366,010	3,203,917

Earnings (Loss) per share, basic	$0.02	$0.02
Earnings (Loss) per share, diluted	$0.02	$0.02

Schedule of anti-dilutive income (loss) per share

	Three Months ended June 30,		Six Months ended June 30,
	2021	2020	2021	2020
Options	66,901	69,875	201,155	69,875
Warrants	1,840,000	—	1,840,000	—
	1,906,901	69,875	2,041,155	69,875

	December 31,
	2020	2019
Options	58,129	210,646
Warrants	3,333	3,333
	61,462	213,979